[Logo]  COLUMBIA MANAGEMENT GROUP
                                                        Mail Stop: MA-515-11-05
                                                        One Financial Center
                                                        Boston, MA 02111-2621
                                                        617 345.0919 fax
January 4, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Columbia Funds Trust III (Trust)
        Columbia Federal Securities Fund (Fund)
        Registration File Nos.:  2-15184 and 811-881

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated January 1, 2005 for the Fund do not differ from those contained in Post-Effective Amendment No. 138 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on December 29, 2004 (Accession Number 0000021847-04-000283).

The Fund's Prospectuses and Statement of Additional Information dated January 1, 2004, are now being used in connection with the public offering and sale of shares of the Fund.


Very truly yours,

Columbia Funds Trust III


/s/ Laurie J. Russell
Laurie J. Russell
Assistant Secretary